UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rx Capital Management LP
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Address:   156 West 56th Street
           --------------------------------------------------
           New York, NY  10019
           --------------------------------------------------

Form 13F File Number:  028-10650
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Rosmarin
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 484-2115
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Craig Rosmarin             New York, New York         02/14/06
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    51
                                                -------------

Form 13F Information Table Value Total:               $365540
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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                                                             FORM 13F INFORMATION TABLE


NAME OF                           TITLE           CUSIP      VALUE     SHRS OR  SH/ PUT/ INVESTMENT
ISSUER                            OF CLASS                 (X$1000)   PRN AMT  PRN CALL DISCRETION  SOLE       SHARED    NONE
ADAMS RESPIRATORY THERAPEUTI      COMMON          00635P107  3846      94579    SH       SOLE        94579
AETNA INC NEW                     COMMON          00817Y108  4810      51000    SH       SOLE        51000
ALCON INC                         COMMON SHS NEW  H01301102  5573      43000    SH       SOLE        43000
ALLSCRIPTS HEALTHCARE SOLUTI      COMMON          01988P108  2389      178300   SH       SOLE        178300
ANIMAS CORPORATION DEL            COMMON          03525Y105  4801      198800   SH       SOLE        198800
ARTHROCARE CORP                   COMMON          043136100  10531     249900   SH       SOLE        249900
ASPREVA PHARMACEUTICALS CORP      COMMON          04538T109  6835      434800   SH       SOLE        434800
BAUSCH & LOMB INC                 COMMON          071707103  7931      116800   SH       SOLE        116800
CAREMARK RX INC                   COMMON          141705103  4868      94000    SH       SOLE        94000
CERNER CORP                       COMMON          156782104  11746     129200   SH       SOLE        129200
CIGNA CORP                        COMMON          125509109  17827     159600   SH       SOLE        159600
CONCEPTUS INC                     COMMON          206016107  8223      651600   SH       SOLE        651600
CONOR MEDSYSTEMS INC              COMMON          208264101  4969      256800   SH       SOLE        256800
COTHERIX INC                      COMMON          22163T103  2788      263500   SH       SOLE        263500
CV THERAPEUTICS INC               COMMON          126667104  4832      195400   SH       SOLE        195400
CVS CORPORATION                   COMMON          126650100  9456      357900   SH       SOLE        357900
CYTOKINETICS INC                  COMMON          23282W100  1829      279700   SH       SOLE        279700
DADE BEHRING HLDGS INC            COMMON          23342J206  2413      59000    SH       SOLE        59000
DOV PHARMACEUTICAL INC            COMMON          259858108  1980      134852   SH       SOLE        134852
DRUGSTORE COM INC                 COMMON          262241102  2298      806300   SH       SOLE        806300
DYAX CORP                         COMMON          26746E103  998       189400   SH       SOLE        189400
ECLIPSYS CORP                     COMMON          278856109  13379     706743   SH       SOLE        706743
FIRST HORIZON PHARMACEUTICAL      COMMON          32051K106  1304      75600    SH       SOLE        75600
FOREST LABORATORIES INC           COMMON          345838106  10801     265500   SH       SOLE        265500
GEN-PROBE INC NEW                 COMMON          36866T103  4977      102000   SH       SOLE        102000
GENENTECH INC                     COMMON NEW      368710406  4699      50800    SH       SOLE        50800
GENZYME CORP                      COMMON          372917104  2180      30800    SH       SOLE        30800
GILEAD SCIENCES INC               COMMON          375558103  6766      128700   SH       SOLE        128700
HEALTH NET INC                    COMMON          422226108  5707      110700   SH       SOLE        110700
HOLOGIC INC                       COMMON          436440101  11494     303100   SH       SOLE        303100
IDX SYSTEMS CORP                  COMMON          449491109  10152     231100   SH       SOLE        231100
MEDCO HEALTH SOLUTIONS INC        COMMON          58405U102  4994      89500    SH       SOLE        89500
MILLIPORE CORP                    COMMON          601073109  9061      137200   SH       SOLE        137200
NPS PHARMACEUTICALS INC           COMMON          62936P103  2318      195800   SH       SOLE        195800
NUVASIVE INC                      COMMON          670704105  5292      292374   SH       SOLE        292374
NUVELO INC                        COMMON          67072M301  3644      449308   SH       SOLE        449308
PANACOS PHARMACEUTICALS INC       COMMON          69811Q106  1501      216600   SH       SOLE        216600
QUEST DIAGNOSTICS INC             COMMON          74834L100  8855      172000   SH       SOLE        172000
SEATTLE GENETICS INC              COMMON          812578102  2150      455600   SH       SOLE        455600
SEPRACOR INC                      COMMON          817315104  19288     373800   SH       SOLE        373800
SONOSITE INC                      COMMON          83568G104  4432      126600   SH       SOLE        126600
ST JUDE MEDICAL INC               COMMON          790849103  10015     199500   SH       SOLE        199500
SUN HEALTHCARE GROUP INC          COMMON          866933401  2975      450000   SH       SOLE        450000
THORATEC CORP                     COMMON          885175307  6337      306300   SH       SOLE        306300
UNITED THERAPEUTICS CORP DEL      COMMON          91307C102  8073      116800   SH       SOLE        116800
UNITEDHEALTH GROUP INC            COMMON          91324P102  26518     426750   SH       SOLE        426750
VALEANT PHARMACEUTICALS INTL      COMMON          91911X104  4997      276400   SH       SOLE        276400
VENTANA MED SYS INC               COMMON          92276H106  11786     278296   SH       SOLE        278296
WELLPOINT INC                     COMMON          94973V107  7580      95000    SH       SOLE        95000
WYETH                             COMMON          983024100  16078     349000   SH       SOLE        349000
UNITEDHEALTH GROUP INC            COMMON          91324P102  17244     277500   SH  PUT  SOLE        277500


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